COMMON STOCK OPTIONS AND WARRANTS (Schedule of activity of warrants) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Warrants
Outstanding at the beginning of the year	451,898
Warrants expired, forfeited, cancelled or exercised	(102,800)
Outstanding at end of period		451,898
Weighted Average Exercise Price
Warrants expired, forfeited, cancelled or exercised	$ 14.00
Warrant [Member]
Number of Warrants
Outstanding at the beginning of the year	1,587,333	1,521,250	1,815,181
Warrants expired, forfeited, cancelled or exercised		(23,116)	(338,575)
Warrants issued		89,419	44,644
Outstanding at end of period		1,587,333	1,521,250	1,815,181
Exercisable at end of period		1,587,333	1,521,250
Weighted Average Exercise Price
Outstanding at the beginning of the year	$ 8.62	$ 8.78	$ 9.52
Warrants issued		9.02	7.70
Outstanding at end of period		8.62	8.78	$ 9.52
Exercisable at end of period		$ 8.69	$ 8.78
Remaining Average Remaining Contractual Term (Years)
Outstanding at the beginning of the year		3 years 10 months 25 days	3 years 10 months 25 days
Warrant issued		2 years 2 months 12 days	4 years 10 months 25 days
Outstanding at end of period		2 years	3 years 10 months 25 days
Exercisable at end of period		2 years	3 years 10 months 25 days
Aggregate Intrinsic Value
Outstanding
Exercisable